UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05262
MFS SERIES TRUST VIII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Income Fund
Class A-MFIOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$75	0.73%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class A shares of the MFS Income Fund (fund) provided a total return of 6.35%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its underweight allocation to the treasury sector, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to BB and B-rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within BBB and A-rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's underweight exposure to the MBS Agency Fixed Rate sector detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	6.35%	0.91%	3.02%
A with initial sales charge (4.25%)	1.83%	0.04%	2.58%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	7,573,578,912	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	517	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	24,451,827
Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure at value
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit
quality
AAA	11.9%
AA	5.9%
A	13.7%
BBB	27.0%
BB	6.6%
B	4.7%
CCC	0.5%
C	0.0%
U.S. Government	28.1%
Federal Agencies	0.0%
Not Rated	0.1%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 27, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; 0.35% in excess of $5 billion and up to $10 billion; and 0.34% in excess of $10 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFOA-ANN

MFS® Income Fund
Class B-MIOBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$152	1.48%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class B shares of the MFS Income Fund (fund) provided a total return of 5.39%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its underweight allocation to the treasury sector, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to BB and B-rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within BBB and A-rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's underweight exposure to the MBS Agency Fixed Rate sector detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.39%	0.17%	2.27%
B with CDSC (declining over six years from 4% to 0%)×	1.39%	(0.17)%	2.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	7,573,578,912	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	517	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	24,451,827
Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure at value
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit
quality
AAA	11.9%
AA	5.9%
A	13.7%
BBB	27.0%
BB	6.6%
B	4.7%
CCC	0.5%
C	0.0%
U.S. Government	28.1%
Federal Agencies	0.0%
Not Rated	0.1%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 27, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; 0.35% in excess of $5 billion and up to $10 billion; and 0.34% in excess of $10 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFOB-ANN

MFS® Income Fund
Class C-MIOCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$152	1.48%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class C shares of the MFS Income Fund (fund) provided a total return of 5.57%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its underweight allocation to the treasury sector, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to BB and B-rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within BBB and A-rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's underweight exposure to the MBS Agency Fixed Rate sector detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.57%	0.19%	2.27%
C with CDSC (1% for 12 months)×	4.57%	0.19%	2.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	7,573,578,912	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	517	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	24,451,827
Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure at value
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit
quality
AAA	11.9%
AA	5.9%
A	13.7%
BBB	27.0%
BB	6.6%
B	4.7%
CCC	0.5%
C	0.0%
U.S. Government	28.1%
Federal Agencies	0.0%
Not Rated	0.1%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 27, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; 0.35% in excess of $5 billion and up to $10 billion; and 0.34% in excess of $10 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFOC-ANN

MFS® Income Fund
Class I-MFIIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$50	0.48%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class I shares of the MFS Income Fund (fund) provided a total return of 6.61%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its underweight allocation to the treasury sector, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to BB and B-rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within BBB and A-rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's underweight exposure to the MBS Agency Fixed Rate sector detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.61%	1.16%	3.28%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	7,573,578,912	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	517	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	24,451,827
Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure at value
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit
quality
AAA	11.9%
AA	5.9%
A	13.7%
BBB	27.0%
BB	6.6%
B	4.7%
CCC	0.5%
C	0.0%
U.S. Government	28.1%
Federal Agencies	0.0%
Not Rated	0.1%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 27, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; 0.35% in excess of $5 billion and up to $10 billion; and 0.34% in excess of $10 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFOI-ANN

MFS® Income Fund
Class R6-MFIWX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$40	0.39%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R6 shares of the MFS Income Fund (fund) provided a total return of 6.70%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its underweight allocation to the treasury sector, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to BB and B-rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within BBB and A-rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's underweight exposure to the MBS Agency Fixed Rate sector detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	6.70%	1.25%	3.09%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.99%
*	For the period from the commencement of the class's investment operations, March 2, 2018 through October 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	7,573,578,912	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	517	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	24,451,827
Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure at value
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit
quality
AAA	11.9%
AA	5.9%
A	13.7%
BBB	27.0%
BB	6.6%
B	4.7%
CCC	0.5%
C	0.0%
U.S. Government	28.1%
Federal Agencies	0.0%
Not Rated	0.1%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 27, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; 0.35% in excess of $5 billion and up to $10 billion; and 0.34% in excess of $10 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFOR6-ANN

MFS® Global Growth Fund
Class A-MWOFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$126	1.22%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class A shares of the MFS Global Growth Fund (fund) provided a total return of 7.34%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.34%	9.45%	10.87%
A with initial sales charge (5.75%)	1.17%	8.16%	10.21%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFA-ANN

MFS® Global Growth Fund
Class B-MWOBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$203	1.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class B shares of the MFS Global Growth Fund (fund) provided a total return of 6.53%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.53%	8.62%	10.03%
B with CDSC (declining over six years from 4% to 0%)×	2.53%	8.34%	10.03%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFB-ANN

MFS® Global Growth Fund
Class C-MWOCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$203	1.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class C shares of the MFS Global Growth Fund (fund) provided a total return of 6.54%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.54%	8.63%	10.04%
C with CDSC (1% for 12 months)×	5.54%	8.63%	10.04%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFC-ANN

MFS® Global Growth Fund
Class I-MWOIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$101	0.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class I shares of the MFS Global Growth Fund (fund) provided a total return of 7.60%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.60%	9.72%	11.14%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFI-ANN

MFS® Global Growth Fund
Class R1-MWOGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$203	1.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R1 shares of the MFS Global Growth Fund (fund) provided a total return of 6.56%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	6.56%	8.63%	10.04%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFR1-ANN

MFS® Global Growth Fund
Class R2-MGWRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$152	1.47%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R2 shares of the MFS Global Growth Fund (fund) provided a total return of 7.08%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.08%	9.17%	10.59%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFR2-ANN

MFS® Global Growth Fund
Class R3-MWOHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$126	1.22%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R3 shares of the MFS Global Growth Fund (fund) provided a total return of 7.34%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.34%	9.44%	10.86%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFR3-ANN

MFS® Global Growth Fund
Class R4-MWOJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$101	0.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R4 shares of the MFS Global Growth Fund (fund) provided a total return of 7.59%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	7.59%	9.71%	11.13%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFR4-ANN

MFS® Global Growth Fund
Class R6-MWOKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R6 shares of the MFS Global Growth Fund (fund) provided a total return of 7.70%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	7.70%	9.81%	11.23%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGFR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended October 31, 2025 and 2024, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees billed by Deloitte:		Audit Fees
	2025	2024
MFS Global Growth Fund	77,402	74,630

Fees billed by E&Y:		Audit Fees
	2025	2024
MFS Income Fund	74,342	70,642

For the fiscal years ended October 31, 2025 and 2024, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Global Growth Fund	0	0	0	0	0	0

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related
Entities of MFS Global Growth	0	0	0	0	452,513	0
Fund *

Fees Billed by Deloitte:			Aggregate Fees for Non-audit Services
			2025		2024
To MFS Global Growth Fund, MFS and
MFS Related Entities#			452,513		17,927

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2025	2024	2025	2024	2025	2024
To MFS Income Fund	0	0	259	267	0	0

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related
Entities of MFS Income Fund*	0	0	0	0	245,568	3,600
Fees Billed by E&Y:	Aggregate Fees for Non-audit Services
	2025	2024
To MFS Income Fund, MFS and MFS
Related Entities#	479,878	309,807

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regularmeet ings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Income Fund
Portfolio of Investments − 10/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.0%
Aerospace & Defense – 1.5%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$2,007,196
Boeing Co., 6.528%, 5/01/2034	10,458,000	11,571,464
Boeing Co., 5.705%, 5/01/2040	24,359,000	24,838,247
Boeing Co., 5.805%, 5/01/2050	9,682,000	9,616,228
Boeing Co., 6.858%, 5/01/2054	5,970,000	6,795,096
Bombardier, Inc., 7.5%, 2/01/2029 (n)	20,000,000	20,835,811
TransDigm, Inc., 4.625%, 1/15/2029	32,500,000	31,966,938
TransDigm, Inc., 6.375%, 5/31/2033 (n)	5,000,000	5,096,660
		$112,727,640
Asset-Backed & Securitized – 27.0%
ACREC 2021-FL1 Ltd., “D”, FLR, 6.796% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	$2,591,000	$2,579,493
ACREC 2023-FL2 LLC, “AS”, FLR, 6.864% (SOFR - 1mo. + 2.832%), 2/19/2038 (n)	7,500,000	7,498,532
ACREC 2025-FL3 LLC, “B”, FLR, 5.972% (SOFR - 1mo. + 1.941%), 8/18/2042 (n)	5,000,000	4,984,090
ACREC 2025-FL3 LLC, “C”, FLR, 6.322% (SOFR - 1mo. + 2.291%), 8/18/2042 (n)	9,459,627	9,429,290
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	841,822	842,371
Affirm Master Trust, 2025-2A, “A”, 4.67%, 7/15/2033 (n)	14,094,595	14,137,514
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	3,130,354	3,136,517
AGL CLO 1 Ltd., 2019-1A, “BRR”, FLR, 5.534% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	15,250,000	15,230,328
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	2,153,849	2,154,850
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	8,936,000	9,013,986
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	15,703,876	15,771,848
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	14,743,206	14,849,789
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	8,531,725	8,516,909
Angel Oak Mortgage Trust, 2025 10, “A1” , 4.96%, 9/25/2070 (n)	13,352,895	13,350,219
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.497% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	24,930,902	24,931,052
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.846% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	6,312,000	6,311,873
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.446% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,124,000	1,124,432
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 7.047% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	15,061,500	15,068,088
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 5.684% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	2,386,918	2,386,987
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.334% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,083,500	5,094,278
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.533% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	13,183,500	13,216,687
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.233% (SOFR - 30 day + 3%), 1/15/2037 (n)	5,800,000	5,792,985
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 7.984% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,507,736
ARDN Mortgage Trust, 2025-ARCP, “C”, FLR, 6.382% (SOFR - 1mo. + 2.35%), 6/15/2035 (n)	11,250,000	11,274,609
AREIT 2022-CRE6 Trust, “B”, FLR, 6.031% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	2,957,000	2,942,157
AREIT 2022-CRE6 Trust, “E”, FLR, 7.581% (SOFR - 30 day + 3.4%), 1/20/2037 (n)	4,500,000	4,354,228
AREIT 2022-CRE7 LLC, “B”, FLR, 7.275% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	6,000,000	6,003,714
AREIT 2025-CRE10 Ltd., “B”, FLR, 5.879% (SOFR - 1mo. + 1.8419%), 1/17/2030 (n)	17,650,000	17,629,455
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	571,950	576,423
Bain Capital Credit CLO Ltd., 2020-3A, “CRR”, FLR, 5.76% (SOFR - 3mo. + 1.9%), 10/23/2034 (n)	10,440,000	10,426,710
Bain Capital Credit CLO Ltd., 2020-4A, “BR”, FLR, 6.384% (SOFR - 3mo. + 2.5%), 10/20/2036 (n)	12,100,000	12,093,950
Bain Capital Credit CLO Ltd., 2020-4A, “BRR”, FLR, 5.487% (SOFR - 3mo. + 1.6%), 10/20/2036 (n)(w)	27,700,112	27,728,145
Bain Capital Credit CLO Ltd., 2021-4A, “CR”, FLR, 5.834% (SOFR - 3mo. + 1.95%), 10/20/2034 (n)	29,386,111	29,395,015
Bain Capital Credit CLO Ltd., 2022-2A, “CR”, FLR, 5.757% (SOFR - 3mo. + 1.9%), 4/22/2035 (n)	8,250,000	8,254,323
Ballyrock CLO 2023-25A Ltd., “A2”, FLR, 5.358% (SOFR - 3mo. + 1.5%), 1/25/2038 (n)	10,000,000	10,001,360
Bank5, 2025-5YR17, “AS”, 5.626%, 11/15/2058	13,546,012	13,982,016
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.701% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	31,262	69,703
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	476,103
MFOFS-ANN

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.168%, 12/15/2055	$3,226,076	$3,478,204
BDS 2024-FL13 Ltd., “A”, FLR, 5.607% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	12,437,500	12,465,012
BDS 2024-FL13 Ltd., “AS”, FLR, 6.019% (SOFR - 1mo. + 1.99%), 9/19/2039 (n)	5,354,000	5,366,186
BDS 2025-FL 14 Ltd., “C”, FLR, 5.894% (SOFR - 1mo. + 1.8926%), 10/17/2042 (n)	20,000,000	19,498,725
Benchmark 2019-B10 Mortgage Trust, “AM”, 3.979%, 3/15/2062	1,000,000	956,861
Benchmark 2019-B13 Mortgage Trust, “A4”, 2.952%, 8/15/2057	5,000,000	4,724,733
Benchmark 2023-V3 Mortgage Trust, “AS”, 7.097%, 7/15/2056	10,000,000	10,552,632
Benchmark 2024-V5 Mortgage Trust, “AM”, 6.417%, 1/10/2057	2,500,000	2,603,166
Benchmark 2025-V18 Mortgage Trust, “AS”, 5.593%, 10/15/2058	9,866,814	10,146,843
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 6.61% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	31,000,000	31,012,493
Black Diamond CLO Ltd., 2021-1A, “BR”, FLR, 6.057% (SOFR - 3mo. + 2.2%), 11/22/2034 (n)	19,000,000	19,010,697
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.873% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	19,501,672	19,532,143
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.423% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	10,492,715	10,512,389
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 5.947% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	98,244	98,204
BSPRT 2022-FL8 Issuer Ltd., “D”, FLR, 7.034% (SOFR - 30 day + 2.8%), 2/15/2037 (n)	4,000,000	3,967,864
BSPRT 2024-FL11 Issuer Ltd., “AS”, FLR, 6.127% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	14,047,000	14,128,422
Business Jet Securities LLC, 2024-1A, “C”, 9.132%, 5/15/2039 (n)	2,602,808	2,673,122
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	12,574,156	12,655,893
BX Trust, 2025-BCAT, “A”, FLR, 5.412% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	12,266,046	12,273,690
BX Trust, 2025-BCAT, “C”, FLR, 5.932% (SOFR - 1mo. + 1.9%), 8/15/2042 (n)	7,263,799	7,272,879
BX Trust, 2025-BCAT, “D”, FLR, 6.682% (SOFR - 1mo. + 2.65%), 8/15/2042 (n)	5,494,805	5,522,834
BXMT 2021-FL4 Ltd., “B”, FLR, 5.696% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	2,123,000	2,077,353
Cathedral Lake VI Ltd., FLR, 5.708% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)	6,214,659	6,204,529
CIFC Funding 2016-IA CR3, Ltd., FLR, 5.57% (SOFR - 3mo. + 1.7%), 10/21/2031 (n)	5,250,000	5,216,636
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	6,374,616	6,427,941
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	9,803,268	9,861,242
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	5,434,381	5,484,969
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	13,343,136	13,343,753
Commercial Mortgage Pass-Through Certificates, 2019-BN16, “AS”, 4.267%, 2/15/2052	2,230,000	2,170,853
Commercial Mortgage Pass-Through Certificates, 2019-BN23, “A3”, 2.92%, 12/15/2052	5,777,000	5,448,062
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,793,519
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.774%, 8/15/2056	6,906,487	7,390,504
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	30,112,500	30,798,511
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	3,984,878	4,042,572
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(d)(p)	917,264	9
Dryden Senior Loan Fund CLO Ltd., 2022-113A, “BR3”, FLR, 5.355%, 10/15/2037 (n)	7,250,000	7,258,272
Dryden Senior Loan Fund, 2016-43A, “CR3”, FLR, 5.634% (SOFR - 3mo. + 1.75%), 4/20/2034 (n)	15,600,000	15,480,676
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 6.196% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	2,000,000	2,003,832
Dryden Senior Loan Fund, 2020-86A, “CR2”, FLR, 5.782% (SOFR - 3mo. + 1.9%), 7/17/2034 (n)	3,600,000	3,602,768
Dryden Senior Loan Fund, 2022-104A, “BR”, FLR, 5.954% (SOFR - 3mo. + 1.75%), 8/20/2034 (n)	25,050,000	25,053,632
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.693% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	2,138,000	2,147,138
Dwight 2025-FL1 Issuer LLC, FLR, 6.317% (SOFR - 1mo. + 2.286%), 6/18/2042 (n)	20,811,500	20,912,234
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	4,065,000	4,088,868
ELM Trust, 2024-ELM, “D15”, 6.674%, 6/10/2039 (n)	1,500,000	1,508,546
Empire District Bondco LLC, 4.943%, 1/01/2033	7,385,149	7,477,315
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	3,575,954	3,623,729
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	4,855,458	4,946,166
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	909,091	927,437
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	3,333,036	3,334,180
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 6.37%, 6/15/2028 (n)	1,643,546	1,653,457
GoldenTree Loan Management CLO Ltd., 2023-17A, “CR”, FLR, 5.684% (SOFR - 3mo. + 1.8%), 1/20/2039 (n)	1,650,000	1,649,025
GreatAmerica Leasing Receivables Funding LLC, 2024-1, “A3”, 4.98%, 1/18/2028 (n)	4,250,000	4,285,445
Greystone Commercial Real Estate Notes, 2025-FL4, “B”, FLR, 6.621% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	3,640,500	3,645,538
GS Mortgage Securities Trust, 2019-GC40, “AS”, 3.412%, 7/10/2052	2,200,000	2,071,096

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Harbor Park CLO Ltd., 2018-1A, “DR2”, FLR, 6.384% (SOFR - 3mo. + 2.5%), 1/20/2031 (n)	$22,888,021	$22,898,710
Hartwick Park CLO Ltd., 2023-1A, “BR”, FLR, 5.434% (SOFR - 3mo. + 1.55%), 1/20/2037 (n)	4,347,826	4,350,578
Hartwick Park CLO Ltd., 2023-1A, “CR3”, FLR, 5.584% (SOFR - 3mo. + 1.7%), 1/20/2037 (n)	13,000,000	13,004,576
HGI CRE CLO Ltd., 2021-FL3, “D”, FLR, 7.949% (SOFR - 30 day + 3.75%), 4/20/2037 (n)	4,500,000	4,509,333
HGI CRE CLO Ltd., 2022-FL3, “B”, FLR, 6.799% (SOFR - 1mo. + 2.6%), 4/20/2037 (n)	3,000,000	3,004,557
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.292%, 7/13/2042 (n)	16,361,000	16,683,984
ILPT Commercial Mortgage Trust, 2025-LPF2, “C”, 5.829%, 7/13/2042 (n)	8,000,000	8,139,491
Invesco CLO 2022-2A Ltd., “BR”, 5.564%, 7/20/2035 (n)	18,489,484	18,453,485
KKR Static CLO I Ltd., 2022-1A, “CR2”, FLR, 5.484% (SOFR - 3mo. + 1.6%), 7/20/2031 (n)	17,500,000	17,331,318
KREF 2021-FL2 Ltd., “D”, FLR, 6.346% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	1,837,000	1,797,640
LoanCore 2021-CRE5 Ltd., “C”, FLR, 6.497% ((SOFR - 1mo. + 0.11448%) + 2.35%), 7/15/2036 (n)	3,000,000	2,980,236
LoanCore 2025-CRE8 Ltd., “B”, FLR, 5.878% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	26,501,500	26,373,432
Magnetite XXXIX Ltd., 2023-39A, “CR”, FLR, 5.558% (SOFR - 3mo. + 1.7%), 1/25/2037 (n)	8,000,000	8,002,416
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 6.884% (SOFR - 3mo. + 3%), 7/20/2035 (n)	15,000,000	15,043,485
Marble Point CLO, 2021-2A, “CR”, FLR, 5.908% (SOFR - 3mo. + 2.05%), 7/25/2034 (n)	11,846,154	11,870,036
MF1 2020-FL4 Ltd., “AS”, FLR, 6.251% ((SOFR - 1mo. + 0.11448%) + 2.1%), 12/15/2035 (n)	5,547,500	5,556,728
MF1 2020-FL4 Ltd., “B”, FLR, 6.901% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	4,829,000	4,838,577
MF1 2020-FL4 Ltd., “C”, FLR, 7.751% (SOFR - 1mo. + 3.7145%), 12/15/2035 (n)	6,500,000	6,511,814
MF1 2021-FL5 Ltd., “AS”, FLR, 5.351% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	357,418	357,359
MF1 2021-FL5 Ltd., “B”, FLR, 5.601% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,354,000	4,355,098
MF1 2021-FL5 Ltd., “C”, FLR, 5.851% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,250,000	2,250,025
MF1 2021-FL5 Ltd., “D”, FLR, 6.651% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)	3,000,000	3,000,072
MF1 2021-FL6 Ltd., “AS”, FLR, 5.596% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)	3,200,000	3,200,760
MF1 2021-FL6 Ltd., “C”, FLR, 5.996% ((SOFR - 1mo. + 0.11448%) + 1.85%), 7/16/2036 (n)	4,462,603	4,451,795
MF1 2022-FL10 Ltd., “B”, FLR, 7.737% (SOFR - 1mo. + 3.735%), 9/17/2037 (n)	7,500,000	7,501,256
MF1 2022-FL8 Ltd., “A”, FLR, 5.352% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	6,403,622	6,403,596
MF1 2022-FL8 Ltd., “D”, FLR, 6.652% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	5,000,000	4,989,591
MF1 2022-FL8 Ltd., “E”, FLR, 7.152% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,447,620
MF1 2022-FL9 LLC, “B”, FLR, 7.151% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	7,000,000	7,003,563
MF1 2024-FL14 LLC, “B”, FLR, 6.72% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)	8,208,757	8,227,473
MF1 2024-FL14 LLC, “C”, FLR, 7.32% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	13,925,765	13,957,279
MF1 2024-FL14 LLC, “D”, FLR, 8.869% (SOFR - 1mo. + 4.838%), 3/19/2039 (n)	6,500,000	6,514,294
MF1 2024-FL15 LLC, “B”, FLR, 6.522% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	11,108,000	11,117,497
MF1 2024-FL15 LLC, “C”, FLR, 6.971% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	13,400,000	13,418,117
MF1 2024-FL16 LLC, “B”, FLR, 6.173% (SOFR - 1mo. + 2.142%), 11/18/2039 (n)	14,900,000	14,862,771
MF1 2024-FL16 LLC, “C”, FLR, 6.573% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	17,880,000	17,964,678
MF1 2025-FL17 LLC, “B”, FLR, 5.823% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	15,924,499	15,934,914
MF1 2025-FL17 LLC, “C”, FLR, 6.123% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	23,122,222	23,137,251
MF1 2025-FL19 LLC, “AS”, FLR, 6.372% (SOFR - 1mo. + 2.3414%), 5/18/2042 (n)	34,783,347	34,952,366
MF1 2025-FL19 LLC, “B”, FLR, 6.023% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	39,130,655	39,298,651
MF1 2025-FL20, “AS”, FLR, 5.731% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	15,009,000	15,027,385
MF1 Multi-Family Housing Mortgage Loan Trust, 2025-FL20, “C”, FLR, 6.181% (SOFR - 1mo. + 2.15%), 2/18/2043 (n)	27,315,564	27,323,753
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	10,055,725	10,140,210
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM5, “A-1”, 5.439%, 7/25/2070 (n)	7,083,022	7,119,677
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM6, “A1”, 5.152%, 7/25/2070 (n)	19,665,702	19,688,774
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	7,198,942	7,793,091
MSWF Commercial Mortgage Trust, 2023-2, “AS”, 6.491%, 12/15/2056	4,949,272	5,400,910
Neuberger Berman CLO Ltd., 2019-35A, “CRR”, FLR, 5.534% (SOFR - 3mo. + 1.65%), 1/19/2033 (n)	23,750,000	23,612,725
Neuberger Berman CLO Ltd., 2023-53A, “CR”, FLR, 5.715% (SOFR - 3mo. + 1.85%), 10/24/2037 (n)	14,500,000	14,506,728
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	19,004,151	19,172,914
New Residential Mortgage Loan Trust, 2025-NQM2, “A-1”, 5.566%, 4/25/2065 (n)	10,310,526	10,403,959
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.078% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	31,844,327	31,858,084
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	4,045,672	4,089,200
OBX Trust, 2024-NQM14, “A1”, 4.944%, 9/25/2064 (n)	7,504,437	7,485,097

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	$10,116,062	$10,186,434
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	4,747,774	4,796,476
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	8,459,146	8,518,118
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	8,730,089	8,791,682
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	6,863,731	6,907,438
OBX Trust, 2025-NQM15, “A1B”, 5.143%, 7/27/2065 (n)	4,882,628	4,898,784
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	20,222,071	20,187,030
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)	14,334,045	14,330,734
OBX Trust, 2025-NQM4, “A1”, 5.4%, 2/25/2055 (n)	21,911,452	22,030,028
Octagon 57 Ltd., 2021-1A, “CR”, FLR, 5.742% (SOFR - 3mo. + 1.85%), 10/15/2034 (n)	15,000,000	15,007,080
OZLM Funding Ltd., 2012-2A, “BR4”, FLR, 5.588% (SOFR - 3mo. + 1.75%), 7/30/2037 (n)	14,200,000	14,173,602
OZLM Funding Ltd., 2012-2A, “C1R4”, FLR, 5.838% (SOFR - 3mo. + 2%), 7/30/2037 (n)	9,000,000	9,012,528
OZLM Ltd., 2017-21A, “BR”, FLR, 5.784% (SOFR - 3mo. + 1.9%), 1/20/2031 (n)	27,500,000	27,531,432
Palmer Square Loan Funding 2025-1A Ltd., “C”, FLR, 6.461% (SOFR - 3mo. + 2.25%), 2/15/2033 (n)	8,875,000	8,853,602
Parallel Ltd., 2023-1A, “A2R”, FLR, 5.684% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	30,959,594	31,000,708
PFP III 2024-11 Ltd., “AS”, FLR, 6.273% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	35,292,589	35,399,179
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.583% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	12,724,366	12,724,399
PMT Loan Trust, 2025-INV4, “A9”, 5.5%, 3/25/2056 (n)	21,575,265	21,679,134
PRM Trust, 2025-PRM6, “C”, 5.175%, 7/05/2033 (n)	3,740,000	3,726,478
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	26,632,528	26,784,451
Provident Funding Mortgage Trust, 2025-5, “A4”, 5.5%, 11/25/2055 (n)	37,015,361	37,171,162
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.056% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	1,770,000	1,767,094
Rockford Tower CLO 2020-1A Ltd., “CRR”, FLR, 5.784% (SOFR - 3mo. + 1.9%), 1/20/2036 (n)	12,000,000	12,003,084
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	9,335,000	9,365,194
Shackleton 2015-7RA CLO Ltd., “B”, FLR, 5.555% (SOFR - 3mo. + 1.65%), 7/15/2031 (n)	13,700,000	13,701,466
SHR Trust, 2024-LXRY, “B”, 6.482%, 10/15/2041 (n)	24,740,364	24,755,827
Starwood Commercial Mortgage, 2021-FL2, “D”, 6.946%, 4/18/2038 (n)	3,000,000	2,999,828
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 6.984% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	2,750,000	2,728,088
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	12,044,330	12,075,682
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	3,672,250	3,708,035
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	893,250	913,456
STORE Master Funding LLC, 2025-1A, “A2”, 4.98%, 10/20/2055 (n)	38,905,738	39,111,736
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	22,462,602	22,350,397
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 5.996% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,700,000	2,693,936
TPG Real Estate Finance, 2025-FL7, “B” , FLR, 5.73% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)(w)	16,724,537	16,735,017
Trinitas CLO Ltd., 2017-6A, “C1R4”, FLR, 6.117% (SOFR - 3mo. + 2%), 1/25/2034 (n)	11,414,634	11,425,204
Trinitas CLO Ltd., 2021-15A, “CR”, FLR, 5.907% (SOFR - 3mo. + 2.05%), 4/22/2034 (n)	27,250,000	27,268,911
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,039,592
Venture CLO 43 Ltd., 2021-43A, “CR”, FLR, 6.155% (SOFR - 3mo. + 2.25%), 4/15/2034 (n)	29,305,532	29,304,506
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	5,241,487	5,273,155
Verus Securitization Trust, 2024-2, “A1”, 6.095%, 2/25/2069 (n)	3,415,228	3,445,707
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	3,498,956	3,512,584
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	8,600,098	8,590,350
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	4,145,595	4,186,992
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.466% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,737,638	1,740,067
Voya CLO 2016-1A Ltd., “A2R”, FLR, 5.446% (SOFR - 3mo. + 1.562%), 1/20/2031 (n)	1,000,000	1,003,026
Voya CLO 2016-1A Ltd., “BR”, FLR, 5.946% (SOFR - 3mo. + 2.061%), 1/20/2031 (n)	2,910,000	2,910,902
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,724,539
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,429,707
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,461,238
Wells Fargo Commercial Mortgage Trust, 2018-C44, “A5”, 4.212%, 5/15/2051	1,500,000	1,490,886
		$2,041,266,178

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 1.2%
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030	$7,913,000	$8,025,076
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	22,999,000	23,528,070
Hyundai Capital America, 2.1%, 9/15/2028 (n)	2,000,000	1,880,936
Hyundai Capital America, 5.35%, 3/19/2029 (n)	4,963,000	5,093,433
Hyundai Capital America, 6.375%, 4/08/2030 (n)	10,896,000	11,641,710
LKQ Corp., 6.25%, 6/15/2033	19,133,000	20,409,116
Wabash National Corp., 4.5%, 10/15/2028 (n)	19,233,000	16,950,380
		$87,528,721
Brokerage & Asset Managers – 2.1%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,266,000	$12,051,893
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	10,000,000	10,894,318
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	11,272,000	11,275,821
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	19,337,000	20,171,774
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,794,000	2,785,008
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,300,000	7,129,892
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	24,858,000	24,085,115
LPL Holdings, Inc., 5.75%, 6/15/2035	14,916,000	15,309,371
Nomura Holdings, Inc., 7% to 1/15/2031, FLR (CMT - 5yr. + 3.084%) to 1/15/2174	27,383,000	28,351,975
Nomura Holdings, Inc. , 5.043%, 6/10/2036	29,000,000	28,801,198
		$160,856,365
Building – 1.2%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$5,260,000	$5,300,765
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	16,455,000	16,759,664
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	16,455,000	16,876,166
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	24,652,000	24,258,303
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	24,193,000	25,093,270
		$88,288,168
Business Services – 0.2%
Global Payments, Inc., 2.9%, 5/15/2030	$3,563,000	$3,287,768
Global Payments, Inc., 2.9%, 11/15/2031	10,669,000	9,488,330
		$12,776,098
Cable TV – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$21,300,000	$19,966,923
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	9,000,000	7,557,512
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.85%, 12/01/2035	20,000,000	19,945,944
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045	10,000,000	9,660,505
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	7,000,000	5,939,160
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	1,824,000	1,197,045
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,342,000	4,349,060
Time Warner Cable, Inc., 4.5%, 9/15/2042	2,031,000	1,605,985
		$70,222,134
Chemicals – 0.3%
Chemours Co., 5.75%, 11/15/2028 (n)	$9,940,000	$9,524,840
Chemours Co., 8%, 1/15/2033 (n)	9,940,000	9,607,412
		$19,132,252

MFS Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.2%
Oracle Corp., 5.2%, 9/26/2035		$9,669,000	$9,522,075
Oracle Corp., 5.95%, 9/26/2055		7,137,000	6,766,550
			$16,288,625
Conglomerates – 1.1%
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		$7,965,000	$8,188,267
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/2031 (n)		7,724,000	8,021,104
nVent Finance S.à r.l., 5.65%, 5/15/2033		9,324,000	9,754,137
Regal Rexnord Corp., 6.3%, 2/15/2030		14,247,000	15,079,537
Regal Rexnord Corp., 6.4%, 4/15/2033		26,527,000	28,431,885
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		7,534,000	7,625,719
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		6,667,000	7,003,257
			$84,103,906
Consumer Services – 0.5%
CBRE Group, Inc., 5.95%, 8/15/2034		$26,397,000	$28,226,975
CBRE Services, Inc., 4.8%, 6/15/2030		9,970,000	10,130,725
			$38,357,700
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$23,547,000	$24,610,991
Electronics – 0.2%
Broadcom, Inc., 4.8%, 2/15/2036		$17,745,000	$17,611,642
Emerging Market Quasi-Sovereign – 0.4%
Banco Nacional de Comercio Exterior, S.N.C. (United Mexican States), 5.875%, 5/07/2030 (n)		$6,556,000	$6,803,227
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		11,687,000	12,692,183
Petroleos Mexicanos, 5.95%, 1/28/2031		11,050,000	10,808,458
			$30,303,868
Emerging Market Sovereign – 2.0%
Arab Republic of Egypt, 7.3%, 9/30/2033		$14,288,000	$13,960,735
Dominican Republic, 4.875%, 9/23/2032 (n)		17,961,000	17,189,575
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		12,854,000	13,058,379
Federal Republic of Nigeria, 7.375%, 9/28/2033		16,631,000	16,067,420
Republic of Angola, 8%, 11/26/2029		12,805,000	12,241,637
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		12,331,000	13,007,445
Republic of Romania, 6.625%, 5/16/2036 (n)		13,840,000	14,231,508
Republic of Serbia, 6%, 6/12/2034 (n)		9,377,000	9,847,411
Republic of South Africa, 7.1%, 11/19/2036		12,075,000	12,986,212
Republic of Turkey, 5.875%, 5/21/2030	EUR	7,668,000	9,440,634
Republic of Turkey, 7.625%, 5/15/2034		$6,117,000	6,539,035
United Mexican States, 5.375%, 3/22/2033		9,907,000	9,899,074
			$148,469,065
Energy - Independent – 0.9%
Occidental Petroleum Corp., 6.625%, 9/01/2030		$14,500,000	$15,565,982
Occidental Petroleum Corp., 5.55%, 10/01/2034		6,292,000	6,372,431
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		34,136,000	37,521,267
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		10,896,000	10,691,700
			$70,151,380

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.5%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 9/01/2172	$10,000,000	$10,681,480
Eni S.p.A., 5.5%, 5/15/2034 (n)	25,000,000	25,767,772
		$36,449,252
Entertainment – 0.3%
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	$24,750,000	$25,432,135
Financial Institutions – 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028	$6,892,000	$7,130,267
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	5,000,000	4,614,257
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,342,000	2,307,336
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	9,944,000	9,562,361
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	3,115,000	3,245,133
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)	3,124,000	3,283,739
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	11,500,000	12,273,973
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)	16,211,000	16,594,191
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	11,028,000	11,375,415
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	11,028,000	11,488,198
Rocket Cos., Inc., 4%, 10/15/2033 (n)	6,145,000	5,658,862
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)	16,582,000	16,990,232
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)	20,000,000	20,808,516
		$125,332,480
Food & Beverages – 1.3%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$955,000	$902,806
Bacardi-Martini B.V., 5.9%, 6/15/2043 (n)	10,000,000	9,882,656
Constellation Brands, Inc., 4.8%, 5/01/2030	5,870,000	5,956,354
JBS USA Holding Lux S.à r.l., 5.95%, 4/20/2035 (n)	19,843,000	20,767,089
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033	16,415,000	17,100,047
Performance Food Group Co., 6.125%, 9/15/2032 (n)	17,813,000	18,288,571
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	16,000,000	15,512,682
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	13,492,000	13,650,032
		$102,060,237
Forest & Paper Products – 0.2%
Smurfit Westrock Financing DAC, 5.418%, 1/15/2035	$12,000,000	$12,363,432
Gaming & Lodging – 0.4%
Las Vegas Sands Corp., 5.625%, 6/15/2028	$10,681,000	$10,921,665
Marriott International, Inc., 2.85%, 4/15/2031	654,000	602,427
Marriott International, Inc., 2.75%, 10/15/2033	4,537,000	3,941,777
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	14,373,000	14,483,931
		$29,949,800
Industrial – 0.4%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$31,306,000	$32,424,046
Insurance – 1.3%
Corebridge Financial, Inc., 5.75%, 1/15/2034	$18,000,000	$18,844,705
Corebridge Financial, Inc., 4.35%, 4/05/2042	473,000	409,778
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,412,000	1,166,666
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	4,850,000	4,967,017

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
MetLife, Inc., 5.375%, 7/15/2033	$10,000,000	$10,538,778
MetLife, Inc., 6.35% to 3/15/2035, FLR (CMT - 5yr. + 2.078%) to 3/15/2055	14,405,000	15,272,916
Nippon Life Insurance Co., 6.5% to 4/30/2035, FLR (CMT - 5yr. + 3.189%) to 4/30/2055 (n)	9,681,000	10,493,071
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	32,695,000	36,006,206
		$97,699,137
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$6,326,000	$6,666,782
Insurance - Property & Casualty – 2.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	$16,250,000	$16,311,636
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	13,000,000	12,963,967
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	15,000,000	15,290,085
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	10,000,000	11,071,790
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	12,000,000	12,451,608
Arthur J. Gallagher & Co., 5.15%, 2/15/2035	15,000,000	15,145,402
Brown & Brown, Inc., 2.375%, 3/15/2031	6,452,000	5,747,517
Brown & Brown, Inc., 4.2%, 3/17/2032	2,157,000	2,084,657
Brown & Brown, Inc., 5.65%, 6/11/2034	22,462,000	23,254,323
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	4,578,000	4,637,358
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	424,783
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	12,376,000	12,920,288
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	11,400,000	12,128,551
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035 (n)	18,722,000	19,592,821
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	2,500,000	2,644,944
Hub International Ltd., 5.625%, 12/01/2029 (n)	5,850,000	5,832,547
Hub International Ltd., 7.25%, 6/15/2030 (n)	19,641,000	20,505,165
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	18,572,000	19,193,735
		$212,201,177
Interactive Media Services – 0.3%
Snap, Inc., 6.875%, 3/01/2033 (n)	$21,291,000	$21,773,135
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$3,557,000	$3,976,693
Machinery & Tools – 0.6%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$20,580,000	$21,219,930
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	13,008,000	13,398,304
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	9,444,000	9,888,568
		$44,506,802
Major Banks – 6.2%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$9,723,000	$9,550,170
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	579,000	581,174
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	8,268,000	7,435,614
Bank of America Corp., 5.015% to 7/22/2032, FLR (SOFR - 1 day + 2.16%) to 7/22/2033	3,000,000	3,071,327
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	10,503,000	10,867,279
Bank of America Corp., 5.744% to 2/12/2035, FLR (SOFR - 1 day + 1.697%) to 2/12/2036	19,835,000	20,643,915
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	4,785,000	4,489,291
Bank of America Corp., 6.25% to 7/26/2030, FLR (CMT - 5yr. + 2.351%) to 10/26/2173	10,000,000	10,172,200
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,324,873
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	5,972,000	6,853,580

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Barclays PLC, 8% to 9/15/2029, FLR (CMT - 5yr. + 5.431%) to 12/15/2171	$15,000,000	$15,964,455
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	5,000,000	4,826,730
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	5,078,000	5,727,027
Capital One Financial Corp., 6.7%, 11/29/2032	22,683,000	25,062,658
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	5,330,000	5,599,142
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	21,988,000	23,798,191
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	1,859,000	1,971,192
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	33,948,000	34,979,137
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	5,752,000	5,860,265
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	2,172,449
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	8,912,000	9,342,086
Deutsche Bank AG, 5.403% to 9/11/2034, FLR (SOFR - 1 day + 2.05%) to 9/11/2035	10,000,000	10,190,416
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	6,695,000	6,022,431
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	4,410,000	4,046,144
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	1,086,489
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	536,000	534,016
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	4,000,000	4,050,859
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	682,599
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,665,092
JPMorgan Chase & Co., 5.766%, 4/22/2035	17,245,000	18,391,502
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	9,999,000	10,110,907
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,796,000	1,853,238
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,740,276
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	9,774,000	10,197,077
Morgan Stanley, 5.32% to 7/19/2034, FLR (SOFR - 1 day + 1.555%) to 7/19/2035	15,000,000	15,426,370
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	15,000,000	15,744,272
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	14,643,000	15,453,534
PNC Financial Services Group, Inc., 5.401% to 7/23/2034, FLR (SOFR - 1 day + 1.599%) to 7/23/2035	7,000,000	7,246,555
Regions Financial Corp., 5.502%, 9/06/2035	26,000,000	26,631,128
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	3,165,000	3,173,240
UBS Group AG, 1.494% to 8/10/2026, FLR (CMT - 1yr. + 0.85%) to 8/10/2027 (n)	3,500,000	3,425,740
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	17,000,000	17,929,725
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	2,746,000	2,482,386
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	7,091,000	8,303,696
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	23,491,000	23,728,447
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,618,102
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	3,333,000	3,449,736
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	5,515,000	5,142,353
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	26,071,000	24,306,609
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	4,785,000	4,749,470
		$466,675,164
Medical & Health Technology & Services – 0.6%
Adventist Health System/West, 5.43%, 3/01/2032	$5,185,000	$5,345,110
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	6,027,000	6,198,641
CVS Health Corp., 5.3%, 6/01/2033	15,000,000	15,415,603
Marin General Hospital, 7.242%, 8/01/2045	2,805,000	3,028,784
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	3,153,000	3,222,457
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	572,124
UC Health LLC, BAM, 5.858%, 8/01/2035	14,516,000	15,230,365
		$49,013,084

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.5%
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	$9,067,000	$8,337,246
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	20,497,000	21,271,490
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	6,305,000	5,483,891
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,883,000	17,308,455
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	7,907,000	7,259,845
Novelis, Inc., 3.875%, 8/15/2031 (n)	24,060,000	22,046,652
Rio Tinto Finance (USA) PLC, 5.25%, 3/14/2035	19,224,000	19,886,900
Samarco Mineracao S.A., 9.5% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (n)(p)	13,164,929	13,059,448
		$114,653,927
Midstream – 2.4%
Cheniere Energy Partners LP, 5.75%, 8/15/2034	$24,857,000	$25,837,053
Cheniere Energy, Inc., 5.65%, 4/15/2034	10,000,000	10,342,962
DCP Midstream Operating LP, 3.25%, 2/15/2032	26,264,000	24,009,342
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,283,978
Enbridge, Inc., 5.7%, 3/08/2033	4,620,000	4,866,232
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,639,605
Enbridge, Inc., 5.625%, 4/05/2034	14,836,000	15,484,145
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,920,437
Plains All American Pipeline LP, 5.7%, 9/15/2034	20,000,000	20,550,034
Plains All American Pipeline LP, 5.6%, 1/15/2036	6,094,000	6,156,915
Targa Resources Corp., 6.125%, 3/15/2033	13,342,000	14,219,920
Targa Resources Corp., 4.95%, 4/15/2052	5,521,000	4,721,320
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	9,038,000	9,058,904
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	9,305,000	8,809,191
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	34,335,000	34,746,333
		$185,646,371
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 5/01/2031	$4,257	$4,402
Fannie Mae, 3%, 2/25/2033 (i)	122,610	8,448
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	15,676	16,226
Fannie Mae, 6%, 11/01/2034	50,438	52,560
Fannie Mae, UMBS, 4.5%, 8/01/2052	122,760	120,156
Freddie Mac, 1.111%, 6/25/2030 (i)	31,782,551	1,380,284
Freddie Mac, UMBS, 4.5%, 7/01/2052	163,057	159,616
Ginnie Mae, 3%, 9/20/2047	68,209	62,072
UMBS, TBA, 2.5%, 11/25/2055 - 12/25/2055	50,000	42,446
		$1,846,210
Municipals – 1.0%
Alaska Industrial Development & Export Authority Rev., Taxable (Rental Car Facility Project at Ted Stevens Anchorage International Airport), “A”, NPFG, 5.25%, 3/01/2030	$4,845,000	$4,845,245
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	5,800,000	5,771,301
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-4”, 7%, 6/30/2039	1,211,000	971,291
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	637,000	368,384
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,205,000	1,126,665
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,433,368
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	6,710,000	6,940,407
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	29,895,000	31,657,137
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	8,308,000	8,238,623

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Port Beaumont, TX, Industrial Development Authority, Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	$2,755,000	$2,483,597
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Taxable, “A-2”, 4.55%, 7/01/2040	1,326,000	1,110,721
Wisconsin Public Finance Authority, Senior Lien Rev., Taxable (E-470 Public Highway Authority Service Areas Project), 7.087%, 7/01/2060	12,115,000	12,329,354
		$77,276,093
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$4,749,390
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$19,996,000	$20,329,350
Network & Telecom – 0.1%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$7,923,000	$8,258,925
Oils – 0.1%
Raizen Fuels Finance S.A., 5.7%, 1/17/2035 (n)	$12,325,000	$9,843,733
Other Banks & Diversified Financials – 0.9%
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	$8,553,000	$9,462,612
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	9,924,000	11,305,990
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,358,000	8,242,819
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	17,190,000	18,824,904
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	18,734,000	19,635,550
		$67,471,875
Precious Metals & Minerals – 0.4%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	$3,500,000	$3,507,108
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	25,176,000	26,727,458
		$30,234,566
Real Estate - Office – 0.8%
Boston Properties LP, REIT, 2.9%, 3/15/2030	$10,000,000	$9,325,215
Boston Properties LP, REIT, 2.55%, 4/01/2032	11,423,000	9,892,023
Boston Properties LP, REIT, 2.45%, 10/01/2033	17,139,000	14,076,853
Boston Properties LP, REIT, 6.5%, 1/15/2034	6,827,000	7,353,881
Boston Properties LP, REIT, 5.75%, 1/15/2035	21,600,000	22,087,611
		$62,735,583
Real Estate - Other – 0.4%
First Industrial LP, 5.25%, 1/15/2031	$29,162,000	$29,841,889
Real Estate - Retail – 0.6%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$6,674,000	$6,997,629
STORE Capital Corp., REIT, 4.5%, 3/15/2028	16,571,000	16,578,321
STORE Capital Corp., REIT, 4.625%, 3/15/2029	17,647,000	17,538,693
STORE Capital Corp., REIT, 2.7%, 12/01/2031	3,000,000	2,631,384
		$43,746,027

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 1.1%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$2,062,638
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	25,000,000	25,592,399
AutoNation, Inc., 5.89%, 3/15/2035	36,027,000	37,197,828
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	21,280,000	22,154,978
		$87,007,843
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$3,928,000	$3,518,975
International Flavors & Fragrances, Inc., 5%, 9/26/2048	7,917,000	7,054,571
		$10,573,546
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,118,000	$15,715,329
Telecommunications - Wireless – 0.6%
American Tower Corp., 5.4%, 1/31/2035	$20,000,000	$20,601,328
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,582,000	1,269,824
Rogers Communications, Inc., 4.55%, 3/15/2052	2,643,000	2,166,957
T-Mobile USA, Inc., 2.55%, 2/15/2031	6,156,000	5,598,908
T-Mobile USA, Inc., 4.375%, 4/15/2040	9,331,000	8,383,159
Vodafone Group PLC, 5.625%, 2/10/2053	7,731,000	7,521,598
		$45,541,774
Tobacco – 0.9%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$1,854,751
B.A.T. Capital Corp., 6.343%, 8/02/2030	1,316,000	1,418,188
B.A.T. Capital Corp., 4.742%, 3/16/2032	16,783,000	16,890,495
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	19,850,000	21,244,113
Philip Morris International, Inc., 5.75%, 11/17/2032	5,581,000	5,941,431
Philip Morris International, Inc., 5.375%, 2/15/2033	6,000,000	6,248,583
Philip Morris International, Inc., 5.25%, 2/13/2034	16,000,000	16,491,553
		$70,089,114
Transportation - Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	$307,000	$301,499
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	889,000	693,540
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	213,653
Yinson Bergenia Production B.V., 8.498%, 1/31/2045 (n)	11,298,000	11,863,562
		$13,072,254
U.S. Treasury Obligations – 28.0%
U.S. Treasury Bonds, 1.75%, 8/15/2041	$11,300,000	$7,736,969
U.S. Treasury Bonds, 2.375%, 2/15/2042	98,843,000	73,892,864
U.S. Treasury Bonds, 4%, 11/15/2042	63,099,000	58,807,775
U.S. Treasury Bonds, 3.875%, 5/15/2043	11,500,000	10,504,531
U.S. Treasury Bonds, 4.375%, 8/15/2043	141,408,000	137,541,375
U.S. Treasury Bonds, 4.75%, 11/15/2043	198,700,000	202,386,817
U.S. Treasury Bonds, 4.5%, 2/15/2044	253,875,000	250,265,215
U.S. Treasury Bonds, 4.625%, 11/15/2044	20,350,000	20,325,357
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	5,537,078
U.S. Treasury Bonds, 4.75%, 2/15/2045	157,000,000	159,183,281
U.S. Treasury Bonds, 2.25%, 8/15/2046	11,900,000	8,030,176
U.S. Treasury Bonds, 2.25%, 2/15/2052	162,300,000	101,830,571

MFS Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 4%, 11/15/2052	$43,474,000	$38,853,189
U.S. Treasury Bonds, 4.125%, 8/15/2053	148,700,000	135,688,750
U.S. Treasury Bonds, 4.75%, 11/15/2053	47,500,000	48,041,797
U.S. Treasury Bonds, 4.25%, 2/15/2054	168,300,000	156,854,286
U.S. Treasury Bonds, 4.5%, 11/15/2054	45,000,000	43,764,258
U.S. Treasury Notes, 2.5%, 3/31/2027 (f)	153,000,000	150,573,515
U.S. Treasury Notes, 4.5%, 4/15/2027	141,400,000	143,068,079
U.S. Treasury Notes, 4.125%, 7/31/2028	82,100,000	83,212,840
U.S. Treasury Notes, 4.625%, 4/30/2029	176,000,000	181,678,749
U.S. Treasury Notes, 4.25%, 6/30/2029	67,600,000	68,994,250
U.S. Treasury Notes, 3.875%, 4/30/2030	33,000,000	33,253,945
		$2,120,025,667
Utilities - Electric Power – 1.5%
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	$34,169,000	$39,411,929
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	4,000,000	3,782,277
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	322,013
Jersey Central Power & Light Co., 5.1%, 1/15/2035	5,768,000	5,849,694
Pacific Gas & Electric Co., 5.45%, 6/15/2027	6,067,000	6,168,434
Pacific Gas & Electric Co., 3%, 6/15/2028	823,000	793,493
Pacific Gas & Electric Co., 6.4%, 6/15/2033	4,021,000	4,326,716
Pacific Gas & Electric Co., 6.95%, 3/15/2034	9,500,000	10,542,539
Pacific Gas & Electric Co., 3.5%, 8/01/2050	3,017,000	2,061,639
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)	15,538,000	16,703,350
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)	10,000,000	9,780,629
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	14,050,000	14,452,771
		$114,195,484
Total Bonds (Identified Cost, $7,324,838,859)		$7,422,073,039
Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.12% (v) (Identified Cost, $111,269,662)	111,262,502	$111,284,754
Other Assets, Less Liabilities – 0.5%		40,221,119
Net Assets – 100.0%		$7,573,578,912

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $111,284,754 and
$7,422,073,039, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$3,292,708,825, representing 43.5% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.

MFS Income Fund
Portfolio of Investments – continued
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
MXN	Mexican Peso

Derivative Contracts at 10/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	10,028,473	EUR	8,597,343	State Street Corp.	1/16/2026	$77,149
USD	248,861	MXN	4,651,959	State Street Corp.	1/16/2026	430
						$77,579
Liability Derivatives
MXN	4,651,959	USD	249,972	State Street Corp.	1/16/2026	$(1,541)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	3,638	$757,585,080	December – 2025	$(93,686)
U.S. Treasury Note 5 yr	Long	USD	3,137	342,594,712	December – 2025	(34,074)
U.S. Treasury Ultra Note 10 yr	Short	USD	518	59,820,906	December – 2025	(734,174)
						$(861,934)
At October 31, 2025, the fund had liquid securities with an aggregate value of $8,093,168 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $7,324,838,859)	$7,422,073,039
Investments in affiliated issuers, at value (identified cost, $111,269,662)	111,284,754
Foreign currency, at value (identified cost, $8)	8
Receivables for
Forward foreign currency exchange contracts	77,579
Net daily variation margin on open futures contracts	32,380
TBA sale commitments	21,410
Fund shares sold	25,337,266
Interest and dividends	71,437,100
Total assets	$7,630,263,536
Liabilities
Payable to custodian	$135,009
Payables for
Distributions	224,032
Forward foreign currency exchange contracts	1,541
When-issued investments purchased	44,424,649
TBA purchase commitments	63,730
Fund shares reacquired	9,683,511
Payable to affiliates
Investment adviser	38,662
Administrative services fee	3,003
Shareholder servicing costs	1,554,501
Distribution and service fees	16,190
Payable for independent Trustees' compensation	14
Accrued expenses and other liabilities	539,782
Total liabilities	$56,684,624
Net assets	$7,573,578,912
Net assets consist of
Paid-in capital	$7,572,333,381
Total distributable earnings (loss)	1,245,531
Net assets	$7,573,578,912
Shares of beneficial interest outstanding	1,261,667,923

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,015,433,613	168,883,520	$6.01
Class B	557,771	93,356	5.97
Class C	41,781,770	7,014,766	5.96
Class I	4,536,579,410	756,249,424	6.00
Class R6	1,979,226,348	329,426,857	6.01

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.28 [100 / 95.75 x $6.01]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

MFS Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/25 Net investment income (loss)
Income
Interest	$354,806,753
Dividends from affiliated issuers	4,375,789
Other	1,254,775
Total investment income	$360,437,317
Expenses
Management fee	$27,108,411
Distribution and service fees	2,658,295
Shareholder servicing costs	4,715,632
Administrative services fee	569,473
Independent Trustees' compensation	133,854
Custodian fee	275,166
Shareholder communications	362,178
Audit and tax fees	87,901
Legal fees	36,599
Miscellaneous	712,765
Total expenses	$36,660,274
Fees paid indirectly	(17,076)
Reduction of expenses by investment adviser and distributor	(4,102,423)
Net expenses	$32,540,775
Net investment income (loss)	$327,896,542
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(15,539,805)
Affiliated issuers	2,180
Futures contracts	(330,694)
Forward foreign currency exchange contracts	(29,333)
Foreign currency	(26,925)
Net realized gain (loss)	$(15,924,577)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$112,027,224
Affiliated issuers	10,422
Futures contracts	7,648,208
Forward foreign currency exchange contracts	(219,620)
Translation of assets and liabilities in foreign currencies	15,237
Net unrealized gain (loss)	$119,481,471
Net realized and unrealized gain (loss)	$103,556,894
Change in net assets from operations	$431,453,436
See Notes to Financial Statements

MFS Income Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/25	10/31/24
Change in net assets
From operations
Net investment income (loss)	$327,896,542	$225,692,524
Net realized gain (loss)	(15,924,577)	(10,649,687)
Net unrealized gain (loss)	119,481,471	208,859,077
Change in net assets from operations	$431,453,436	$423,901,914
Total distributions to shareholders	$(329,858,251)	$(228,170,351)
Change in net assets from fund share transactions	$1,801,585,431	$2,774,637,555
Total change in net assets	$1,903,180,616	$2,970,369,118
Net assets
At beginning of period	5,670,398,296	2,700,029,178
At end of period	$7,573,578,912	$5,670,398,296
See Notes to Financial Statements

MFS Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.93	$5.55	$5.70	$7.05	$7.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.29	$0.27	$0.16	$0.14
Net realized and unrealized gain (loss)	0.09	0.38	(0.15)	(1.28)	0.04
Total from investment operations	$0.37	$0.67	$0.12	$(1.12)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.29)	$(0.27)	$(0.16)	$(0.16)
From net realized gain	—	—	—	(0.07)	(0.01)
Total distributions declared to shareholders	$(0.29)	$(0.29)	$(0.27)	$(0.23)	$(0.17)
Net asset value, end of period (x)	$6.01	$5.93	$5.55	$5.70	$7.05
Total return (%) (r)(s)(t)(x)	6.35	12.23	1.99	(16.28)	2.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	0.84	0.89	0.93	0.95
Expenses after expense reductions (f)	0.73	0.73	0.73	0.73	0.73
Net investment income (loss)	4.79	4.89	4.65	2.55	2.02
Portfolio turnover rate	26	50	46	55	64
Net assets at end of period (000 omitted)	$1,015,434	$843,021	$521,281	$349,679	$329,668

Class B	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.90	$5.51	$5.66	$7.00	$6.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.24	$0.22	$0.11	$0.09
Net realized and unrealized gain (loss)	0.07	0.40	(0.14)	(1.27)	0.04
Total from investment operations	$0.31	$0.64	$0.08	$(1.16)	$0.13
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.25)	$(0.23)	$(0.11)	$(0.11)
From net realized gain	—	—	—	(0.07)	(0.01)
Total distributions declared to shareholders	$(0.24)	$(0.25)	$(0.23)	$(0.18)	$(0.12)
Net asset value, end of period (x)	$5.97	$5.90	$5.51	$5.66	$7.00
Total return (%) (r)(s)(t)(x)	5.39	11.64	1.22	(16.90)	1.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	1.59	1.64	1.68	1.70
Expenses after expense reductions (f)	1.48	1.48	1.48	1.48	1.48
Net investment income (loss)	4.06	4.15	3.85	1.68	1.30
Portfolio turnover rate	26	50	46	55	64
Net assets at end of period (000 omitted)	$558	$1,172	$1,413	$2,005	$4,365

See Notes to Financial Statements

MFS Income Fund
Financial Highlights - continued
Class C	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.88	$5.50	$5.65	$6.98	$6.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.24	$0.23	$0.11	$0.09
Net realized and unrealized gain (loss)	0.08	0.39	(0.15)	(1.26)	0.04
Total from investment operations	$0.32	$0.63	$0.08	$(1.15)	$0.13
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.25)	$(0.23)	$(0.11)	$(0.11)
From net realized gain	—	—	—	(0.07)	(0.01)
Total distributions declared to shareholders	$(0.24)	$(0.25)	$(0.23)	$(0.18)	$(0.12)
Net asset value, end of period (x)	$5.96	$5.88	$5.50	$5.65	$6.98
Total return (%) (r)(s)(t)(x)	5.57	11.47	1.21	(16.81)	1.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	1.59	1.64	1.68	1.70
Expenses after expense reductions (f)	1.48	1.48	1.48	1.48	1.48
Net investment income (loss)	4.04	4.13	3.89	1.74	1.30
Portfolio turnover rate	26	50	46	55	64
Net assets at end of period (000 omitted)	$41,782	$32,737	$16,494	$10,201	$14,461

Class I	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.92	$5.54	$5.69	$7.03	$7.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.30	$0.29	$0.18	$0.16
Net realized and unrealized gain (loss)	0.08	0.39	(0.15)	(1.28)	0.03
Total from investment operations	$0.38	$0.69	$0.14	$(1.10)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.31)	$(0.29)	$(0.17)	$(0.18)
From net realized gain	—	—	—	(0.07)	(0.01)
Total distributions declared to shareholders	$(0.30)	$(0.31)	$(0.29)	$(0.24)	$(0.19)
Net asset value, end of period (x)	$6.00	$5.92	$5.54	$5.69	$7.03
Total return (%) (r)(s)(t)(x)	6.61	12.52	2.24	(15.97)	2.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	0.59	0.64	0.68	0.70
Expenses after expense reductions (f)	0.48	0.48	0.48	0.48	0.48
Net investment income (loss)	5.03	5.13	4.92	2.92	2.26
Portfolio turnover rate	26	50	46	55	64
Net assets at end of period (000 omitted)	$4,536,579	$3,438,464	$1,561,588	$439,494	$159,393

See Notes to Financial Statements

MFS Income Fund
Financial Highlights - continued
Class R6	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.93	$5.55	$5.70	$7.04	$7.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.31	$0.29	$0.19	$0.16
Net realized and unrealized gain (loss)	0.09	0.38	(0.15)	(1.28)	0.04
Total from investment operations	$0.39	$0.69	$0.14	$(1.09)	$0.20
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.31)	$(0.29)	$(0.18)	$(0.19)
From net realized gain	—	—	—	(0.07)	(0.01)
Total distributions declared to shareholders	$(0.31)	$(0.31)	$(0.29)	$(0.25)	$(0.20)
Net asset value, end of period (x)	$6.01	$5.93	$5.55	$5.70	$7.04
Total return (%) (r)(s)(t)(x)	6.70	12.61	2.33	(15.87)	2.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	0.50	0.55	0.60	0.61
Expenses after expense reductions (f)	0.39	0.39	0.39	0.40	0.40
Net investment income (loss)	5.13	5.22	4.99	2.99	2.28
Portfolio turnover rate	26	50	46	55	64
Net assets at end of period (000 omitted)	$1,979,226	$1,355,004	$599,254	$256,953	$86,441

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Income Fund
Notes to Financial Statements
(1) Business and Organization
MFS Income Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean

MFS Income Fund
Notes to Financial Statements  - continued
of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$2,120,025,667	$—	$2,120,025,667
Non - U.S. Sovereign Debt	—	182,749,626	—	182,749,626
Municipal Bonds	—	77,276,093	—	77,276,093
U.S. Corporate Bonds	—	2,087,687,607	—	2,087,687,607
Residential Mortgage-Backed Securities	—	387,450,080	—	387,450,080
Commercial Mortgage-Backed Securities	—	348,448,306	—	348,448,306
Asset-Backed Securities (including CDOs)	—	1,307,214,002	—	1,307,214,002
Foreign Bonds	—	911,221,658	—	911,221,658
Investment Companies	111,284,754	—	—	111,284,754
Total	$111,284,754	$7,422,073,039	$—	$7,533,357,793

Other Financial Instruments
Futures Contracts – Liabilities	$(861,934)	$—	$—	$(861,934)
Forward Foreign Currency Exchange Contracts – Assets	—	77,579	—	77,579
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,541)	—	(1,541)
For further information regarding security characteristics, see the Portfolio of Investments.

MFS Income Fund
Notes to Financial Statements  - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(861,934)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	77,579	(1,541)
Total		$77,579	$(863,475)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(330,694)	$—
Foreign Exchange	—	(29,333)
Total	$(330,694)	$(29,333)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$7,648,208	$—
Foreign Exchange	—	(219,620)
Total	$7,648,208	$(219,620)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out

MFS Income Fund
Notes to Financial Statements  - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing

MFS Income Fund
Notes to Financial Statements  - continued
rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

MFS Income Fund
Notes to Financial Statements  - continued
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended October 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended October 31, 2025, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 10/31/25	Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$329,858,251	$228,170,351
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/25
Cost of investments	$7,446,031,931
Gross appreciation	156,325,304
Gross depreciation	(69,785,338)
Net unrealized appreciation (depreciation)	$86,539,966
Undistributed ordinary income	30,008,266
Capital loss carryforwards	(85,408,317)
Other temporary differences	(29,894,384)
Total distributable earnings (loss)	$1,245,531
As of October 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(26,836,828)
Long-Term	(58,571,489)
Total	$(85,408,317)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

MFS Income Fund
Notes to Financial Statements  - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 10/31/25	Year ended 10/31/24
Class A	$44,021,974	$34,927,527
Class B	35,513	52,969
Class C	1,506,018	1,070,912
Class I	199,543,013	138,626,367
Class R6	84,751,733	53,492,576
Total	$329,858,251	$228,170,351
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from November 1, 2024 through July 31, 2025, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion and up to $5 billion	0.40%
In excess of $5 billion	0.35%
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion and up to $5 billion	0.40%
In excess of $5 billion and up to $10 billion	0.35%
In excess of $10 billion	0.34%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund's average daily net assets annually up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, this management fee reduction amounted to $1,749,206, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, this management fee reduction amounted to $907,378, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.37% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
Classes
A	B	C	I	R6
0.73%	1.48%	1.48%	0.48%	0.40%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, this reduction amounted to $1,445,679, which is included in the reduction of total expenses in the Statement of Operations.

MFS Income Fund
Notes to Financial Statements  - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $52,935 for the year ended October 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,280,226
Class B	0.75%	0.25%	1.00%	1.00%	8,594
Class C	0.75%	0.25%	1.00%	1.00%	369,475
Total Distribution and Service Fees					$2,658,295
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended October 31, 2025, this rebate amounted to $160 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2025, were as follows:
Amount
Class A	$104,571
Class B	28
Class C	6,118
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2025, the fee was $171,393, which equated to 0.0026% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,544,239.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.0087% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

MFS Income Fund
Notes to Financial Statements  - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	2	$15
8/19/2024	Redemption	Class I	5	29
(4) Portfolio Securities
For the year ended October 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,114,071,408	$903,518,518
Non-U.S. Government securities	2,344,261,057	784,740,064
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 10/31/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	54,585,472	$323,009,537	66,613,151	$393,865,062
Class B	11,223	65,522	29,685	176,238
Class C	2,605,595	15,297,686	3,596,140	21,088,723
Class I	359,857,864	2,123,837,759	418,268,148	2,467,750,871
Class R6	145,268,414	858,391,073	141,694,850	836,950,187
	562,328,568	$3,320,601,577	630,201,974	$3,719,831,081
Shares issued to shareholders in reinvestment of distributions
Class A	7,372,417	$43,705,333	5,844,049	$34,584,163
Class B	5,973	35,153	8,986	52,784
Class C	256,050	1,504,643	182,497	1,070,312
Class I	33,676,901	199,299,625	23,423,373	138,400,193
Class R6	13,975,329	82,856,436	8,889,915	52,617,570
	55,286,670	$327,401,190	38,348,820	$226,725,022
Shares reacquired
Class A	(35,138,331)	$(207,256,665)	(24,319,998)	$(143,306,351)
Class B	(122,610)	(719,013)	(96,140)	(564,085)
Class C	(1,415,727)	(8,295,394)	(1,209,304)	(7,074,742)
Class I	(218,050,965)	(1,285,659,169)	(142,915,649)	(843,068,916)
Class R6	(58,328,890)	(344,487,095)	(30,121,645)	(177,904,454)
	(313,056,523)	$(1,846,417,336)	(198,662,736)	$(1,171,918,548)
Net change
Class A	26,819,558	$159,458,205	48,137,202	$285,142,874
Class B	(105,414)	(618,338)	(57,469)	(335,063)
Class C	1,445,918	8,506,935	2,569,333	15,084,293
Class I	175,483,800	1,037,478,215	298,775,872	1,763,082,148
Class R6	100,914,853	596,760,414	120,463,120	711,663,303
	304,558,715	$1,801,585,431	469,888,058	$2,774,637,555
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.

MFS Income Fund
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2025, the fund’s commitment fee and interest expense were $30,838 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$72,051,622	$1,878,904,059	$1,839,683,529	$2,180	$10,422	$111,284,754

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,375,789	$—

MFS Income Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Income Fund and the Board of Trustees of MFS Series Trust VIII
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Income Fund (the “Fund”) (one of the funds constituting MFS Series Trust VIII (the “Trust”)), including the portfolio of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VIII) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
December 15, 2025

MFS Income Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Income Fund
Board Review of Investment Advisory Agreement
MFS Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Income Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS has agreed in writing to reduce its advisory fee and that MFS currently observes an expense limitation for the Fund, each of which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion and $5 billion.  They also noted that MFS has agreed to implement an additional contractual breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $10 billion effective August 1, 2025.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

MFS Global Growth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Growth Fund
Portfolio of Investments − 10/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Alcoholic Beverages – 1.9%
Kweichow Moutai Co. Ltd., “A”	87,056	$17,500,907
Apparel Manufacturers – 1.7%
LVMH Moet Hennessy Louis Vuitton SE	22,443	$15,834,368
Broadcasting – 0.2%
Walt Disney Co.	15,523	$1,748,200
Brokerage & Asset Managers – 3.8%
Brookfield Asset Management Ltd.	155,091	$8,389,543
Charles Schwab Corp.	104,300	9,858,436
CME Group, Inc.	25,981	6,897,696
London Stock Exchange Group PLC	78,632	9,798,930
		$34,944,605
Business Services – 8.8%
Accenture PLC, “A”	116,848	$29,223,685
CGI, Inc.	117,761	10,248,410
Experian PLC	235,100	10,954,940
OBIC Co. Ltd.	263,400	8,181,791
Thomson Reuters Corp.	8,753	1,340,768
TransUnion	271,892	22,072,193
		$82,021,787
Computer Software – 9.5%
Microsoft Corp.	133,859	$69,313,529
Salesforce, Inc.	73,878	19,238,570
		$88,552,099
Computer Software - Systems – 3.9%
Apple, Inc.	102,368	$27,677,236
Capgemini	56,652	8,717,541
		$36,394,777
Construction – 3.4%
Otis Worldwide Corp.	94,190	$8,737,064
Pool Corp.	26,284	7,019,405
Sherwin-Williams Co.	25,212	8,696,627
Sika AG	35,240	6,883,788
		$31,336,884
Consumer Products – 3.1%
Church & Dwight Co., Inc.	171,798	$15,064,966
L’Oréal S.A.	33,546	14,022,514
		$29,087,480
WGFFS-ANN
1

MFS Global Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 9.9%
Amphenol Corp., “A”	157,948	$22,008,474
Eaton Corp. PLC	47,687	18,195,452
Hubbell, Inc.	41,049	19,293,030
Schneider Electric SE	64,142	18,194,979
TE Connectivity PLC	56,459	13,945,938
		$91,637,873
Electronics – 9.8%
Analog Devices, Inc.	19,904	$4,660,124
NVIDIA Corp.	162,258	32,855,622
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	164,037	49,281,636
Texas Instruments, Inc.	24,968	4,031,333
		$90,828,715
Food & Beverages – 1.9%
McCormick & Co., Inc.	130,471	$8,371,019
Nestle S.A.	68,858	6,578,196
PepsiCo, Inc.	20,589	3,007,847
		$17,957,062
Gaming & Lodging – 1.9%
Hilton Worldwide Holdings, Inc.	70,724	$18,173,239
General Merchandise – 0.4%
B&M European Value Retail S.A.	399,825	$943,612
Dollarama, Inc.	20,380	2,649,087
		$3,592,699
Insurance – 2.4%
Aon PLC	46,241	$15,753,384
Marsh & McLennan Cos., Inc.	35,258	6,281,213
		$22,034,597
Interactive Media Services – 1.8%
Alphabet, Inc., “A”	48,749	$13,707,731
NAVER Corp.	14,335	2,691,429
		$16,399,160
Leisure & Toys – 3.3%
Tencent Holdings Ltd.	375,100	$30,363,089
Machinery & Tools – 2.5%
Atlas Copco AB	386,373	$6,513,264
Daikin Industries Ltd.	98,100	11,442,135
Graco, Inc.	70,289	5,747,532
		$23,702,931
Medical & Health Technology & Services – 0.6%
ICON PLC (a)	21,590	$3,709,594
Veeva Systems, Inc. (a)	5,227	1,522,102
		$5,231,696
2

MFS Global Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 11.1%
Agilent Technologies, Inc.	136,498	$19,977,847
Becton, Dickinson and Co.	71,610	12,797,423
Boston Scientific Corp. (a)	78,767	7,933,412
Danaher Corp.	70,250	15,130,445
Mettler-Toledo International, Inc. (a)	8,735	12,371,293
STERIS PLC	82,093	19,349,320
Stryker Corp.	16,152	5,753,989
Thermo Fisher Scientific, Inc.	17,665	10,022,945
		$103,336,674
Other Banks & Diversified Financials – 9.7%
Credicorp Ltd.	48,907	$12,764,727
HDFC Bank Ltd.	1,895,272	21,078,920
Mastercard, Inc., “A”	27,256	15,045,039
Moody's Corp.	23,249	11,166,495
Visa, Inc., “A”	88,552	30,173,208
		$90,228,389
Printing & Publishing – 0.3%
Wolters Kluwer N.V.	25,329	$3,102,019
Railroad & Shipping – 0.4%
Canadian Pacific Kansas City Ltd.	52,679	$3,790,254
Restaurants – 0.3%
Starbucks Corp.	34,217	$2,767,129
Specialty Stores – 3.7%
Amazon.com, Inc. (a)	62,756	$15,326,270
Ross Stores, Inc.	64,490	10,248,751
TJX Cos., Inc.	65,668	9,202,714
		$34,777,735
Telecom - Infrastructure – 1.1%
American Tower Corp., REIT	22,321	$3,995,013
Cellnex Telecom S.A.	206,241	6,425,671
		$10,420,684
Utilities - Electric Power – 1.9%
CMS Energy Corp.	235,260	$17,303,373
Total Common Stocks (Identified Cost, $555,251,756)		$923,068,425
Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.12% (v) (Identified Cost, $8,107,827)	8,106,960	$8,108,581
Other Assets, Less Liabilities – (0.2)%		(1,905,954)
Net Assets – 100.0%		$929,271,052
3

MFS Global Growth Fund
Portfolio of Investments – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,108,581 and
$923,068,425, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Global Growth Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $555,251,756)	$923,068,425
Investments in affiliated issuers, at value (identified cost, $8,107,827)	8,108,581
Foreign currency, at value (identified cost, $31)	31
Receivables for
Fund shares sold	710,865
Interest and dividends	1,015,325
Other assets	8
Total assets	$932,903,235
Liabilities
Payables for
Fund shares reacquired	$716,795
Payable to affiliates
Investment adviser	8,538
Administrative services fee	706
Shareholder servicing costs	140,777
Distribution and service fees	5,881
Payable for independent Trustees' compensation	159
Deferred foreign capital gains tax expense payable	2,599,405
Accrued expenses and other liabilities	159,922
Total liabilities	$3,632,183
Net assets	$929,271,052
Net assets consist of
Paid-in capital	$518,660,944
Total distributable earnings (loss)	410,610,108
Net assets	$929,271,052
Shares of beneficial interest outstanding	13,823,198

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$362,605,342	5,501,304	$65.91
Class B	928,180	17,967	51.66
Class C	10,082,130	198,433	50.81
Class I	135,578,115	1,975,379	68.63
Class R1	710,601	14,027	50.66
Class R2	2,032,280	32,754	62.05
Class R3	14,946,902	228,518	65.41
Class R4	5,528,752	82,971	66.63
Class R6	396,858,750	5,771,845	68.76

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $69.93 [100 / 94.25 x $65.91]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS Global Growth Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$12,430,446
Dividends from affiliated issuers	359,445
Income on securities loaned	4,693
Other	270
Foreign taxes withheld	(448,782)
Total investment income	$12,346,072
Expenses
Management fee	$8,475,240
Distribution and service fees	1,072,679
Shareholder servicing costs	627,137
Administrative services fee	134,927
Independent Trustees' compensation	20,819
Custodian fee	93,097
Shareholder communications	63,231
Audit and tax fees	96,922
Legal fees	5,420
Miscellaneous	186,315
Total expenses	$10,775,787
Fees paid indirectly	(146)
Reduction of expenses by investment adviser and distributor	(885,871)
Net expenses	$9,889,770
Net investment income (loss)	$2,456,302
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $101,897 foreign capital gains tax)	$50,895,524
Affiliated issuers	(2,850)
Foreign currency	(29,390)
Net realized gain (loss)	$50,863,284
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $1,648,650 increase in deferred foreign capital gains tax)	$12,730,761
Affiliated issuers	1,209
Translation of assets and liabilities in foreign currencies	27,096
Net unrealized gain (loss)	$12,759,066
Net realized and unrealized gain (loss)	$63,622,350
Change in net assets from operations	$66,078,652
See Notes to Financial Statements
6

MFS Global Growth Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/25	10/31/24
Change in net assets
From operations
Net investment income (loss)	$2,456,302	$1,746,525
Net realized gain (loss)	50,863,284	50,142,649
Net unrealized gain (loss)	12,759,066	156,648,500
Change in net assets from operations	$66,078,652	$208,537,674
Total distributions to shareholders	$(48,207,993)	$(19,799,464)
Change in net assets from fund share transactions	$(51,933,530)	$(9,109,747)
Total change in net assets	$(34,062,871)	$179,628,463
Net assets
At beginning of period	963,333,923	783,705,460
At end of period	$929,271,052	$963,333,923
See Notes to Financial Statements
7

MFS Global Growth Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$64.56	$52.27	$48.60	$65.93	$51.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.01	$0.05	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	4.45	13.50	5.41	(13.29)	16.54
Total from investment operations	$4.51	$13.51	$5.46	$(13.36)	$16.50
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$(0.02)	$—	$—	$—
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.16)	$(1.22)	$(1.79)	$(3.97)	$(1.79)
Net asset value, end of period (x)	$65.91	$64.56	$52.27	$48.60	$65.93
Total return (%) (r)(s)(t)(x)	7.34	26.10	11.34	(21.58)	32.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	1.33	1.33	1.33	1.32
Expenses after expense reductions (f)	1.22	1.22	1.22	1.22	1.22
Net investment income (loss)	0.09	0.01	0.09	(0.13)	(0.06)
Portfolio turnover rate	22	23	24	20	22
Net assets at end of period (000 omitted)	$362,605	$367,242	$308,131	$287,675	$391,787

Class B	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$51.65	$42.32	$39.95	$55.29	$43.53
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.32)	$(0.36)	$(0.28)	$(0.41)	$(0.42)
Net realized and unrealized gain (loss)	3.49	10.89	4.44	(10.96)	13.97
Total from investment operations	$3.17	$10.53	$4.16	$(11.37)	$13.55
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.16)	$(1.20)	$(1.79)	$(3.97)	$(1.79)
Net asset value, end of period (x)	$51.66	$51.65	$42.32	$39.95	$55.29
Total return (%) (r)(s)(t)(x)	6.53	25.17	10.51	(22.17)	31.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	2.07	2.08	2.08	2.07
Expenses after expense reductions (f)	1.97	1.97	1.97	1.97	1.97
Net investment income (loss)	(0.65)	(0.72)	(0.65)	(0.88)	(0.82)
Portfolio turnover rate	22	23	24	20	22
Net assets at end of period (000 omitted)	$928	$1,667	$2,205	$2,646	$4,537

See Notes to Financial Statements
8

MFS Global Growth Fund
Financial Highlights - continued
Class C	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$50.85	$41.68	$39.37	$54.55	$42.96
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.32)	$(0.36)	$(0.28)	$(0.40)	$(0.41)
Net realized and unrealized gain (loss)	3.44	10.73	4.38	(10.81)	13.79
Total from investment operations	$3.12	$10.37	$4.10	$(11.21)	$13.38
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.16)	$(1.20)	$(1.79)	$(3.97)	$(1.79)
Net asset value, end of period (x)	$50.81	$50.85	$41.68	$39.37	$54.55
Total return (%) (r)(s)(t)(x)	6.54	25.17	10.51	(22.17)	31.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	2.08	2.08	2.08	2.07
Expenses after expense reductions (f)	1.97	1.97	1.97	1.97	1.97
Net investment income (loss)	(0.66)	(0.74)	(0.66)	(0.88)	(0.81)
Portfolio turnover rate	22	23	24	20	22
Net assets at end of period (000 omitted)	$10,082	$11,166	$10,322	$10,690	$17,013

Class I	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$67.10	$54.27	$50.27	$67.95	$52.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.17	$0.18	$0.07	$0.12
Net realized and unrealized gain (loss)	4.63	14.02	5.61	(13.74)	17.01
Total from investment operations	$4.86	$14.19	$5.79	$(13.67)	$17.13
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.16)	$—	$(0.04)	$(0.02)
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.33)	$(1.36)	$(1.79)	$(4.01)	$(1.81)
Net asset value, end of period (x)	$68.63	$67.10	$54.27	$50.27	$67.95
Total return (%) (r)(s)(t)(x)	7.60	26.43	11.62	(21.39)	33.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	1.08	1.08	1.08	1.07
Expenses after expense reductions (f)	0.97	0.97	0.97	0.97	0.97
Net investment income (loss)	0.34	0.27	0.32	0.12	0.19
Portfolio turnover rate	22	23	24	20	22
Net assets at end of period (000 omitted)	$135,578	$147,069	$118,566	$91,871	$126,593

See Notes to Financial Statements
9

MFS Global Growth Fund
Financial Highlights - continued
Class R1	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$50.70	$41.57	$39.27	$54.42	$42.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.33)	$(0.36)	$(0.28)	$(0.40)	$(0.40)
Net realized and unrealized gain (loss)	3.45	10.69	4.37	(10.78)	13.75
Total from investment operations	$3.12	$10.33	$4.09	$(11.18)	$13.35
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.16)	$(1.20)	$(1.79)	$(3.97)	$(1.79)
Net asset value, end of period (x)	$50.66	$50.70	$41.57	$39.27	$54.42
Total return (%) (r)(s)(t)(x)	6.56	25.14	10.51	(22.17)	31.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	2.08	2.08	2.08	2.07
Expenses after expense reductions (f)	1.97	1.97	1.97	1.97	1.97
Net investment income (loss)	(0.67)	(0.75)	(0.66)	(0.88)	(0.79)
Portfolio turnover rate	22	23	24	20	22
Net assets at end of period (000 omitted)	$711	$1,005	$651	$617	$766

Class R2	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$61.10	$49.63	$46.34	$63.20	$49.29
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.14)	$(0.08)	$(0.20)	$(0.18)
Net realized and unrealized gain (loss)	4.19	12.81	5.16	(12.69)	15.88
Total from investment operations	$4.11	$12.67	$5.08	$(12.89)	$15.70
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.16)	$(1.20)	$(1.79)	$(3.97)	$(1.79)
Net asset value, end of period (x)	$62.05	$61.10	$49.63	$46.34	$63.20
Total return (%) (r)(s)(t)(x)	7.08	25.79	11.06	(21.78)	32.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	1.57	1.58	1.58	1.57
Expenses after expense reductions (f)	1.47	1.47	1.47	1.47	1.47
Net investment income (loss)	(0.14)	(0.24)	(0.16)	(0.38)	(0.31)
Portfolio turnover rate	22	23	24	20	22
Net assets at end of period (000 omitted)	$2,032	$2,080	$2,260	$2,219	$4,491

See Notes to Financial Statements
10

MFS Global Growth Fund
Financial Highlights - continued
Class R3	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$64.09	$51.99	$48.35	$65.62	$50.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.01	$(0.01)	$(0.07)	$(0.05)
Net realized and unrealized gain (loss)	4.42	13.42	5.44	(13.23)	16.47
Total from investment operations	$4.48	$13.43	$5.43	$(13.30)	$16.42
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$—	$—	$—
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.16)	$(1.33)	$(1.79)	$(3.97)	$(1.79)
Net asset value, end of period (x)	$65.41	$64.09	$51.99	$48.35	$65.62
Total return (%) (r)(s)(t)(x)	7.34	26.11	11.33	(21.59)	32.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	1.33	1.33	1.33	1.32
Expenses after expense reductions (f)	1.22	1.22	1.22	1.22	1.22
Net investment income (loss)	0.09	0.01	(0.02)	(0.13)	(0.07)
Portfolio turnover rate	22	23	24	20	22
Net assets at end of period (000 omitted)	$14,947	$15,934	$14,615	$3,240	$4,915

Class R4	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$65.25	$52.81	$48.97	$66.29	$51.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.16	$0.18	$0.07	$0.11
Net realized and unrealized gain (loss)	4.52	13.64	5.45	(13.38)	16.60
Total from investment operations	$4.71	$13.80	$5.63	$(13.31)	$16.71
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.16)	$—	$(0.04)	$(0.01)
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.33)	$(1.36)	$(1.79)	$(4.01)	$(1.80)
Net asset value, end of period (x)	$66.63	$65.25	$52.81	$48.97	$66.29
Total return (%) (r)(s)(t)(x)	7.59	26.42	11.61	(21.38)	33.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	1.08	1.08	1.08	1.07
Expenses after expense reductions (f)	0.97	0.97	0.97	0.97	0.97
Net investment income (loss)	0.30	0.25	0.33	0.13	0.18
Portfolio turnover rate	22	23	24	20	22
Net assets at end of period (000 omitted)	$5,529	$10,693	$7,315	$1,816	$2,153

See Notes to Financial Statements
11

MFS Global Growth Fund
Financial Highlights - continued
Class R6	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$67.21	$54.35	$50.31	$67.99	$52.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.22	$0.23	$0.12	$0.17
Net realized and unrealized gain (loss)	4.65	14.04	5.60	(13.74)	17.01
Total from investment operations	$4.93	$14.26	$5.83	$(13.62)	$17.18
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.20)	$—	$(0.09)	$(0.05)
From net realized gain	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.38)	$(1.40)	$(1.79)	$(4.06)	$(1.84)
Net asset value, end of period (x)	$68.76	$67.21	$54.35	$50.31	$67.99
Total return (%) (r)(s)(t)(x)	7.70	26.53	11.70	(21.31)	33.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	0.99	1.00	1.00	0.99
Expenses after expense reductions (f)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.42	0.35	0.41	0.20	0.27
Portfolio turnover rate	22	23	24	20	22
Net assets at end of period (000 omitted)	$396,859	$406,478	$319,641	$238,136	$306,209

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Global Growth Fund
Notes to Financial Statements
(1) Business and Organization
MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
13

MFS Global Growth Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$923,068,425	$—	$—	$923,068,425
Investment Companies	8,108,581	—	—	8,108,581
Total	$931,177,006	$—	$—	$931,177,006
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral
14

MFS Global Growth Fund
Notes to Financial Statements  - continued
is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended October 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 10/31/25	Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$5,213,003	$3,172,015
Long-term capital gains	42,994,990	16,627,449
Total distributions	$48,207,993	$19,799,464
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS Global Growth Fund
Notes to Financial Statements  - continued
As of 10/31/25
Cost of investments	$565,480,609
Gross appreciation	387,562,037
Gross depreciation	(21,865,640)
Net unrealized appreciation (depreciation)	$365,696,397
Undistributed ordinary income	2,321,599
Undistributed long-term capital gain	45,166,062
Other temporary differences	(2,573,950)
Total distributable earnings (loss)	$410,610,108
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 10/31/25	Year ended 10/31/24
Class A	$17,855,111	$7,173,341
Class B	90,082	60,509
Class C	689,665	286,044
Class I	7,833,637	3,087,807
Class R1	48,095	18,927
Class R2	104,877	51,396
Class R3	781,923	376,181
Class R4	540,692	194,168
Class R6	20,263,911	8,551,091
Total	$48,207,993	$19,799,464
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, this management fee reduction amounted to $130,747, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.22%	1.97%	1.97%	0.97%	1.97%	1.47%	1.22%	0.97%	0.90%
16

MFS Global Growth Fund
Notes to Financial Statements  - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, this reduction amounted to $754,870, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,030 for the year ended October 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$898,468
Class B	0.75%	0.25%	1.00%	1.00%	12,179
Class C	0.75%	0.25%	1.00%	1.00%	105,934
Class R1	0.75%	0.25%	1.00%	1.00%	7,312
Class R2	0.25%	0.25%	0.50%	0.50%	10,317
Class R3	—	0.25%	0.25%	0.25%	38,469
Total Distribution and Service Fees					$1,072,679
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended October 31, 2025, this rebate amounted to $247, $3, and $4 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2025, were as follows:
Amount
Class A	$2,292
Class B	13
Class C	558
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2025, the fee was $126,796, which equated to 0.0135% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $500,341.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.0143% of the fund's average daily net assets.
17

MFS Global Growth Fund
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	2	$143
8/19/2024	Redemption	Class R2	2	117
8/19/2024	Redemption	Class R3	3	198
8/19/2024	Redemption	Class R4	2	147
During the year ended October 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $814,381.
(4) Portfolio Securities
For the year ended October 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $208,833,228 and $304,107,887, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 10/31/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	289,652	$18,150,710	424,120	$26,038,282
Class B	452	22,796	1,191	52,965
Class C	19,134	930,328	26,938	1,296,666
Class I	465,182	31,038,481	610,173	38,375,042
Class R1	1,610	80,213	5,962	297,818
Class R2	5,626	336,383	3,553	204,180
Class R3	25,789	1,623,097	39,960	2,414,702
Class R4	43,414	2,765,466	57,137	3,560,377
Class R6	929,199	61,218,728	1,645,629	103,325,153
	1,780,058	$116,166,202	2,814,663	$175,565,185
18

MFS Global Growth Fund
Notes to Financial Statements  - continued
	Year ended 10/31/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	277,625	$17,096,158	117,603	$6,852,747
Class B	1,854	90,082	1,289	60,472
Class C	14,416	688,806	6,174	285,160
Class I	121,641	7,782,575	50,816	3,070,832
Class R1	1,010	48,095	411	18,927
Class R2	1,806	104,877	930	51,396
Class R3	12,795	781,923	6,504	376,181
Class R4	8,704	540,692	3,305	194,168
Class R6	309,247	19,807,282	137,855	8,338,857
	749,098	$46,940,490	324,887	$19,248,740
Shares reacquired
Class A	(754,213)	$(47,381,678)	(748,596)	$(46,232,253)
Class B	(16,614)	(827,128)	(22,306)	(1,123,753)
Class C	(54,721)	(2,644,312)	(61,151)	(2,956,527)
Class I	(803,329)	(52,625,699)	(653,882)	(41,570,978)
Class R1	(8,405)	(426,608)	(2,233)	(106,189)
Class R2	(8,713)	(519,321)	(15,976)	(942,738)
Class R3	(58,702)	(3,698,147)	(78,948)	(4,842,054)
Class R4	(133,035)	(7,862,511)	(35,078)	(2,161,423)
Class R6	(1,514,462)	(99,054,818)	(1,616,966)	(103,987,757)
	(3,352,194)	$(215,040,222)	(3,235,136)	$(203,923,672)
Net change
Class A	(186,936)	$(12,134,810)	(206,873)	$(13,341,224)
Class B	(14,308)	(714,250)	(19,826)	(1,010,316)
Class C	(21,171)	(1,025,178)	(28,039)	(1,374,701)
Class I	(216,506)	(13,804,643)	7,107	(125,104)
Class R1	(5,785)	(298,300)	4,140	210,556
Class R2	(1,281)	(78,061)	(11,493)	(687,162)
Class R3	(20,118)	(1,293,127)	(32,484)	(2,051,171)
Class R4	(80,917)	(4,556,353)	25,364	1,593,122
Class R6	(276,016)	(18,028,808)	166,518	7,676,253
	(823,038)	$(51,933,530)	(95,586)	$(9,109,747)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2025, the fund’s commitment fee and interest expense were $4,559 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
19

MFS Global Growth Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,272,356	$135,098,265	$137,260,399	$(2,850)	$1,209	$8,108,581

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$359,445	$—
20

MFS Global Growth Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust VIII and the Shareholders of MFS Global Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Global Growth Fund (the “Fund”), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 15, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
21

MFS Global Growth Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $53,782,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 99.47% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Growth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Growth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Growth Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Global Growth Fund
Board Review of Investment Advisory Agreement
MFS Global Growth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund.  In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance.  In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings.  After reviewing these and related factors, the Trustees concluded, within the context
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MFS Global Growth Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
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ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST VIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   December 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  December 15, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  December 15, 2025

*  Print name and title of each signing officer under his or her signature.